UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: __; Amendment Number:    __
  This Amendment (Check only one.)  ___  is a restatement.
                                    ___  adds holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Criterion Capital Management, LLC
Address:  One Maritime Plaza, Suite 1460
          San Francisco, CA  94111

Form 13F File Number:    28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          R. Daniel Beckham
Title:    Chief Operating Officer
Phone:    (415) 834-2417

Signature, Place and Date of Signing:


R. Daniel Beckham             San Francisco, CA   August 3, 2007

Report Type (Check only one.):

_X_ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:  None.

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total:      1,113,800 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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

NAME OF ISSUER      TITLE OF                  VALUE           SH/  PUT/ INV.  OTHE    VOTING
                    CLASS        CUSIP        X1000  SHARES   PRN  CALL DISC  R        AUTH
                                                                              MGR
                                                                                       SOLE
***FOCUS MEDIA      COMMON       34415V109    69658  1379780  SH        Sole        1379780
HLDG LTD            STOCKS
***GIGAMEDIA LTD    NASDAQ OTC   Y2711Y104    40491  3003778  SH        Sole        3003778
                    ISSUES
***REDIFF.COM       NASDAQ OTC   757479100    8693   485124   SH        Sole        485124
INDIA LTD           ISSUES
***THE9 LTD         NASDAQ OTC   88337K104    31176  673937   SH        Sole        673937
                    ISSUES
ADVENT SOFTWARE     NASDAQ OTC   007974108    88396  2715698  SH        Sole        2715698
INC                 ISSUES
AMERICAN TOWER SYS  COMMON       029912201    97102  2311942  SH        Sole        2311942
CORP                STOCKS
APPLIED MATERIALS   NASDAQ OTC   038222105    7789   392000   SH        Sole        392000
INC                 ISSUES
ARKANSAS BEST CORP- CALL         040790107    5202   133500   SH   CALL Sole        133500
DEL                 OPTIONS
ARUBA NETWORKS INC  NASDAQ OTC   043176106    11798  586980   SH        Sole        586980
                    ISSUES
BROADCOM CORP       CALL         111320107    8190   280000   SH   CALL Sole        280000
                    OPTIONS
BAIDU COM INC       COMMON       056752108    57879  344561   SH        Sole        344561
                    STOCKS
CROWN CASTLE INTL   NASDAQ OTC   228227104    45168  1245328  SH        Sole        1245328
CORP                ISSUES
ESCHELON TELECOM    COMMON       296290109    19410  655759   SH        Sole        655759
INC                 STOCKS
FU JI FOOD AND      NASDAQ OTC   G3685B104    14283  4151000  SH        Sole        4151000
CATERING            ISSUES
GARTNER GROUP INC   COMMON       366651107    44114  1793994  SH        Sole        1793994
NEW-CL A            STOCKS
GATEHOUSE MEDIA     COMMON       367348109    19668  1060246  SH        Sole        1060246
INC                 STOCKS
IDEARC INC          COMMON       451663108    29910  846589   SH        Sole        846589
                    STOCKS
INFINERA CORP       NASDAQ OTC   45667G103    4112   165000   SH        Sole        165000
                    ISSUES
ISILON SYS INC      NASDAQ OTC   46432L104    14688  952544   SH        Sole        952544
                    ISSUES
LAMAR ADVERTISING   NASDAQ OTC   512815101    99328  1582667  SH        Sole        1582667
CO-CL A             ISSUES
LATTICE             NASDAQ OTC   518415104    33265  5815589  SH        Sole        5815589
SEMICONDUCTOR CORP  ISSUES
LAWSON SOFTWARE     NASDAQ OTC   52078P102    37962  3838384  SH        Sole        3838384
INC                 ISSUES
LEAP WIRELSS INTL   COMMON       521863308    78739  931825   SH        Sole        931825
INC                 STOCKS
LODGENET            NASDAQ OTC   540211109    19380  604500   SH        Sole        604500
ENTERTAINMENT CORP  ISSUES
MOVE INC            NASDAQ OTC   62458M108    31491  7029269  SH        Sole        7029269
                    ISSUES
NTELOS HOLDINGS     NASDAQ OTC   67020Q107    15912  575681   SH        Sole        575681
CORP                ISSUES
NUANCE              NASDAQ OTC   67020Y100    29348  1754224  SH        Sole        1754224
COMMUNICATIONS INC  ISSUES
ORASCOM TELECOM S   NASDAQ OTC   4007739      26217  403961   SH        Sole        403961
A E                 ISSUES
PROSHARES TR        COMMON       74347R875    16982  372320   SH        Sole        372320
ULTRASHT QQQ        STOCKS
SAIC INC            NASDAQ OTC   78390X101    36131  1999499  SH        Sole        1999499
                    ISSUES
SAVVIS INC          NASDAQ OTC   805423308    19401  391859   SH        Sole        391859
                    ISSUES
SEMICONDUCTOR       CALL         816636203    7610   200000   SH   CALL Sole        200000
HOLDRS TR           OPTIONS
SOLERA HOLDINGS     COMMON       83421A104    21899  1130000  SH        Sole        1130000
INC                 STOCKS
TRIDENT             CALL OPTIONS 895919108    12783  696600   SH   CALL Sole        696600
MICROSYSTEMS INC
WIND RIVER SYSTEMS  NASDAQ OTC   973149107    9625   875020   SH        Sole        875020
INC                 ISSUES


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